Subsequent Events (Details) ¥ in Thousands, $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 18, 2022 shares	Mar. 31, 2023 CNY (¥) shares	Sep. 30, 2022 CNY (¥) shares		Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥) shares
Subsequent Events [Line Items]
Percentage of outstanding share capital		5.00%
Service provider due balance | ¥		¥ 37,552 [1]	¥ 36,100	[1],[2]			¥ 23,326	[2]
Deposit amount		¥ 20,602	21,341		$ 3,000	$ 3,000
Contingent liabilities | ¥			¥ 119,186
Class B Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights		ten votes per share	ten votes per share
Issuance of ordinary shares		2,500,000,000			2,500,000,000		180,389,549
Class B Ordinary Shares [Member] | 2022 Plan [Member]
Subsequent Events [Line Items]
Issuance of maximum number of shares	2,500,000,000
Reserved ordinary shares	2,500,000,000
Issuance of ordinary shares	0
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Voting rights		one vote per share	one vote per share
Issuance of ordinary shares		25,878,920,464	25,878,920,464		25,878,920,464	25,878,920,464	1,544,097,151
Subsequent Event [Member]
Subsequent Events [Line Items]
Percentage of outstanding share capital	8.80%
Percentage of voting power	49.10%
Subsequent Event [Member] | Class B Ordinary Shares [Member] | 2022 Plan [Member]
Subsequent Events [Line Items]
Issuance of maximum number of shares	2,500,000,000
Reserved ordinary shares	2,500,000,000
Issuance of ordinary shares	0

[1]	Upon asset acquisition with Beautiful House, the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House. To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and loans are repayable on demand.
[2]	Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House (Note 8). To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and the loans are repayable on demand.